Net Earnings (Loss) per Common Share - Calculation of Basic and Diluted Net Earnings (Loss) Per Common Share (Parenthetical) (Detail) In Millions, unless otherwise specified	Dec. 31, 2013
Earnings Per Share [Abstract]
Common stock reserved	18